Financial information of the parent company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 22,086,787	$ 16,613,029
Other current assets	491,000
Escrow	600,000
Other receivable-intercompany	2,862,436
Total current assets	26,040,223	16,613,029
Escrow		600,000
Investment in subsidiaries	35,881,493	20,761,600
Total other assets	35,881,493	21,361,600
Total assets	61,921,716	37,974,629
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	140,000	2,960,000
Other payables and accrued liabilities	23,958	50,918
Other payables - intercompany	14,569,398	1,394,465
Total current liabilities	14,733,356	4,405,383
LIABILITIES	14,733,356	4,405,383
COMMITMENTS AND CONTINGENCIES
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued or outstanding as of December 31, 2021 and 2020, respectively
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,654,712 and 30,054,712 shares issued and 21,044,712 and 20,444,712 shares outstanding as of December 31, 2021 and 2020, respectively	1,533	1,503
Treasury shares, at cost, 9,610,000 shares issued as of December 31, 2021 and 2020, respectively	(481)	(481)
Additional paid-in capital	21,884,962	18,884,992
Subscription receivable	(1,000,000)
Statutory reserves	112,347	112,347
Retained earnings	25,092,043	13,647,770
Accumulated other comprehensive income (loss)	1,097,956	923,115
Total shareholders’ equity	47,188,360	33,569,246
Total liabilities and shareholders’ equity	$ 61,921,716	$ 37,974,629